Debt (Details) (USD $)	3 Months Ended		9 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Jan. 20, 2014	Jan. 31, 2014	Apr. 30, 2014	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Sep. 09, 2014
Short-term Debt [Line Items]
Term loan with a third party financial institution	$ 124,000		$ 124,000						$ 124,000
Line of credit, outstanding balance									109,490	124,000
Interest rate	4.50%		4.50%						4.50%
Amortization of debt discount	59,774		149,768
Common stock issued to note holder, shares			12,500
Amortization expense			1,297
Common stock issued, shares			1,250
Convertible Debt [Member]
Short-term Debt [Line Items]
Interest rate											12.00%
Convertible Debt [Member] | Share Exchange Agreement [Member]
Short-term Debt [Line Items]
Interest rate	12.00%		12.00%
Debt instrument, Peroid			1 year
Description of debt instrument			Beginning on September 29, 2014 and on each of the following six (6) successive months thereafter, the Company is obligated to pay 1/6th of the face amount of the note and accrued interest. All overdue accrued and unpaid interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law. The Company may prepay the note for the sum of the then outstanding principal amount of the note and guaranteed interest multiplied by 125%. The note includes a reset provision in the conversion price in the event the Company subsequently sells shares at a price lower than $0.30.
Debt instrument, convertible embedded conversion feature			341,987
Conversion price	$ 0.30		$ 0.30
Amortization of debt discount			10,000
Convertible Debt [Member] | Public Offering [Member]
Short-term Debt [Line Items]
Interest rate	12.00%		12.00%
Debt instrument, Peroid	1 year
Amount of convertible debt	50,000		50,000
Convertible debt, Description	The conversion price is equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10-day trading period immediately prior to conversion.
Common stock issued to note holder, shares	12,500
Common stock issued to note holder, value	13,636
Deferred finance fees	6,000		6,000
Common stock issued, shares	1,250
Common stock issued, Value	1,875
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Maturity date					May 30, 2014
Due to related parties	20,500		20,500		115,000				21,000
Director [Member]
Short-term Debt [Line Items]
Interest rate							12.50%	4.85%
Term loan from third party financial institution	3,318		3,318				20,000		3,318
Maturity date								Dec. 31, 2015
Due to related parties						10,000	10,000
Debt instrument, Peroid						6 months	6 months
Note issued to director	16,000		16,000				25,000	56,000	16,000
Interest Payable							1,562
Description of debt instrument							The note shall be paid at the earlier of the Company's receipt of $50,000 in debt or equity funding or 365 days.
Cheif Executive Officer Family [Member]
Short-term Debt [Line Items]
Interest rate	3.00%		3.00%						3.00%
Due to related parties	$ 200,000		$ 200,000						$ 200,000